UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine        Westport, CT                     05/15/03
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   37
                                               -------------

Form 13F Information Table Value Total:             $190,141
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number        Name


       1.      28-1839                     ROBERT JAFFEE, GENERAL PARTNER
       2.      28-02944                    DEBORAH ZISKIN, GENERAL PARTNER
       3.      28-7626                     MARGARET EPPRECHT, GENERAL PARTNER

                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
ANTHEM INC PREFERRED     COMMON     03674B203      164       2,000          X         X            X
------------------------------------------------------------------------------------------------------------
MONTPELIER RE HOLDINGS
LTD IS                   COMMON     2956888        282      10,000          X         X            X
------------------------------------------------------------------------------------------------------------
VIACOM INC CLASS B       COMMON     925524308    1,826      50,000          X         X            X
------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP       COMMON     907818108    5,500     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTIC INC.    COMMON     74834L100    7,461     125,000          X         X            X
------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY
HLDGS                    COMMON     2353014      3,629     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
HCA HEALTHCARE CO        COMMON     404119109    6,204     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
CELLTECH GROUP PLC SPON
ADR                      COMMON     151158102    1,734     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHARLES RIVER
LABORATORIES INT         COMMON     159864107    5,104     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMERICAN
HLDNGS                   COMMON     50540R409    5,930     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
CORPORATION              COMMON     03073E105   11,813     225,000           X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC               COMMON     03674B104   19,875     300,000           X         X            X
------------------------------------------------------------------------------------------------------------
DIEBOLD INC              COMMON     253651103   10,182     300,000          X         X            X
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR
TECHNOLOGIES             COMMON     867931107      252     300,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COMMON     338488109    2,181     305,000          X         X            X
------------------------------------------------------------------------------------------------------------
AMERICAN ITALIAN PASTA
CO-A                     COMMON     027070101   13,624     315,000          X         X            X
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC.         COMMON     141705103    6,806     375,000          X         X            X
------------------------------------------------------------------------------------------------------------
COX COMMUNICATION
INC                      COMMON     224044107   12,444     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS   COMMON     893521104   26,518     404,550          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COMMON     G3223R108   28,605     500,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PROPERTIES
INC                      COMMON     694396102      169     676,800          X         X            X
------------------------------------------------------------------------------------------------------------
PETSMART INC.            COMMON     716768106   12,600   1,000,000          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON     92232F103    3,264   1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRAVELERS PROPERTY
CASUALTY CO              COMMON     89420G109   16,908   1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC       COMMON     92857W100   21,864   1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION              COMMON     530718105   18,016   1,851,550          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON     10553F106   28,018   3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
